Label	Element	Value
Innovator International Developed 10 Buffer ETF - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 0.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.30%
Innovator International Developed 10 Buffer ETF - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 83.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Innovator International Developed 10 Buffer ETF - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 87.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator International Developed 10 Buffer ETF - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 75.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)